RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Standards

Standard/Interpretation

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 effective for periods beginning January 1, 2021 did not materially impact the Company’s consolidated financial statements.

Recent Accounting Standards Not Yet Adopted

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to IFRS 3 Reference to the Conceptual Framework Relating to Business Combinations	January 1, 2022
Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2021	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023

The Company expects that the adoption of the standards above will have no material impact on the consolidated financial statements in the year of initial application.